Intangible Assets And Goodwill (Schedule Of Intangible Assets) (Details) (USD $) In Millions	Jul. 02, 2011	Jul. 03, 2010
Gross	$ 794	$ 617
Accumulated Amortization	528	430
Net Book Value	266	187
Trademarks and brand names not subject to amortization	56	54
Net book value of intangible assets	322	241
Trademarks [Member]
Gross	231	160
Accumulated Amortization	104	81
Net Book Value	127	79
Customer Relationships [Member]
Gross	142	100
Accumulated Amortization	106	87
Net Book Value	36	13
Computer Software [Member]
Gross	411	352
Accumulated Amortization	313	258
Net Book Value	98	94
Other Contractual Agreements [Member]
Gross	10	5
Accumulated Amortization	5	4
Net Book Value	$ 5	$ 1